Transactions With Directors and Other Key Management Personnel - Summary of Transactions With Directors, Other Key Management Personnel (Detail) - Key management personnel of entity or parent [member]
£ in Thousands
	12 Months Ended
	Dec. 31, 2017 GBP (£) Loans Deposits	Dec. 31, 2016 GBP (£) Loans Deposits
Disclosure of directors and key management remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | Loans	17	18
Number of secured loans, unsecured loans and overdrafts, net movements | Loans	(10)	(1)
Number of secured loans, unsecured loans and overdrafts, ending balance | Loans	7	17
Number of deposit, bank and instant access accounts and investments, beginning balance | Deposits	26	26
Number of deposit, bank and instant access accounts and investments, net movements | Deposits	(1)
Number of deposit, bank and instant access accounts and investments, ending balance | Deposits	25	26
Beginning balance	£ 5,195	£ 5,492
Net movements	(3,979)	(297)
Ending balance	1,216	5,195
Beginning balance	9,138	14,678
Net movements	4,046	(5,540)
Ending balance	£ 13,184	£ 9,138